Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Schedule of inventories
As at December 31:	2018	2017
Raw materials	$3,640	$3,632
Work-in-progress	3,568	3,444
Finished goods	1,960	1,440
Commodity inventories	2,238	1,310
	$11,406	$9,826
Comprising:		(Restated)
Inventories contracted at fixed prices or hedged	$9,432	$8,160
Inventories – other	1,974	1,666
	$11,406	$9,826